Recent Accounting Pronouncements	6 Months Ended
Jun. 30, 2013
Recent Accounting Pronouncements [Abstract]
Recent Accounting Pronouncements
Note 11- Recent Accounting Pronouncements

The Company has considered recent accounting pronouncements and believes that these recent pronouncements will not have a material effect on the Company’s financial statements.